Financial Instrument (Details) - Schedule of Financial Instrument	12 Months Ended
	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2022 SGD ($)
Schedule of Financial Instrument [Abstract]
Financial instrument, beginning	$ 221,791	$ 164,594	$ 220,249
Net fair value change	9,502	7,052	1,542	$ 5,758
Financial instrument, ending	$ 231,293	$ 171,646	$ 221,791	$ 220,249